CMG Managed High Yield Fund

CMG MANAGED HIGH YIELD FUND

CLASS A SHARES: CHYAX

CLASS  I  SHARES: CHYOX

a series of Northern Lights Fund Trust

Supplement dated October 31, 2014

to the Prospectus and Statement of Additional Information

 dated August 28, 2014 (as supplemented on September 26, 2014)

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Please be advised effective December 30, 2014, the name of the CMG Managed High Yield Fund will be changed to CMG Tactical Bond Fund.   Consequently, all references to CMG Managed High Yield Fund in the Fund's Prospectus and Statement of Additional Information are deleted and replaced with CMG Tactical Bond Fund.

Please be further advised effective December 30, 2014, the first full paragraph under Principal Investment Strategies on page 8 of the Statutory Prospectus is hereby amended and restated to read as follows:

Under normal circumstances, the Fund invests (long or short) at least 80% of its assets in ~~high yield fixed income securities~~bond instruments ("80% investment policy"), directly or by investing in other mutual funds or exchange traded funds (“ETFs”) (collectively, “Underlying Funds”) which invest primarily in high yield bonds and other high yield fixed income securities.  The Fund defines ~~fixed income securities~~bond instruments to include:  (i) bills, (ii) notes, (iii) debentures, (iv) bonds, (v) loan participation interests, (vi) any other debt or debt-related securities of any maturities, whether issued by U.S. or non-U.S. governments, agencies or instrumentalities thereof or corporate entities, and having fixed, variable, floating or inverse floating rates, (vii) fixed income options and (viii) other evidences of indebtedness.  High yield fixed income securities are those that are rated below investment grade; i.e, rated lower than Baa3 or lower than BBB- by Moody's Investors Service ("Moody's") or lower than BBB- by Standard and Poor's Rating Group ("S&P") respectively.  The 80% investment policy can be changed without shareholder approval; however, shareholders would be given at least 60 days’ prior notice.

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This Supplement, and the Prospectus and Statement of Additional Information dated August 28, 2014 (as supplemented on September 26, 2014), each provide information that you should know before investing in the Fund and should be retained for future reference.  The Prospectus and Statement of Additional Information have been filed with the Securities and Exchange Commission and are incorporated herein by reference.  All of these documents are available upon request and without charge by calling Shareholder Services at 1-866-CMG-9456.

Please retain this Supplement for future reference.

Principal Investment Strategies

Under normal circumstances, the Fund invests (long or short) at least 80% of its assets in ~~high yield fixed income securities~~bond instruments ("80% investment policy"), directly or by investing in other mutual funds or exchange traded funds (“ETFs”) (collectively, “Underlying Funds”) which invest primarily in high yield bonds and other high yield fixed income securities.  The Fund defines ~~fixed income securities~~bond instruments to include:  (i) bills, (ii) notes, (iii) debentures, (iv) bonds, (v) loan participation interests, (vi) any other debt or debt-related securities of any maturities, whether issued by U.S. or non-U.S. governments, agencies or instrumentalities thereof or corporate entities, and having fixed, variable, floating or inverse floating rates, (vii) fixed income options and (viii) other evidences of indebtedness.  High yield fixed income securities are those that are rated below investment grade; i.e, rated lower than Baa3 or lower than BBB- by Moody's Investors Service ("Moody's") or lower than BBB- by Standard and Poor's Rating Group ("S&P") respectively.  The 80% investment policy can be changed without shareholder approval; however, shareholders would be given at least 60 days’ prior notice.